STOCKHOLDER'S DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
STOCKHOLDER'S DEFICIT

NOTE 9 – STOCKHOLDERS’ EQUITY

Equity Incentive Plan

In connection with the Closing, our board of directors approved, and our stockholders adopted, the 2018 Equity Incentive Plan (the “2018 Plan”) pursuant to which 10 million Company Shares have been reserved for issuance to employees, including officers, directors and consultants. The 2018 Plan shall be administered by the Board, provided however, that the Board may delegate such administration to the Committee. Subject to the provisions of the 2018 Plan, the Board and/or the Committee shall have authority to grant, in its discretion, incentive stock options, or non-statutory options, stock awards or restricted stock purchase offers.

As of March 31, 2019, the Board has not approved any equity grants pursuant to the 2018 Plan.

During 2019, the Company entered into an agreement where 378,478 stock awards with deferred distribution (“RSUs”) were promised to a consultant for the Company pursuant to the 2018 Plan. For the three months ended March 31, 2019, $20,239 in related stock compensation expense has been recorded and is included in the accompanying condensed consolidated financial statements. The Company has not yet executed the RSU agreement with the consultant.

During 2019, the Company entered into agreements where an aggregate of 408,478 restricted stock units pursuant to the 2018 Plan were promised to employees for services provided during 2019. Accordingly, the Company has recorded expense of $26,784 for the three months ended March 31, 2019 with respect to such awards which is included in the accompanying condensed consolidated financial statements. The Company has not yet executed RSU agreements with the employees.

The total amount of non-vested restricted units awarded as of March 31, 2019 is 590,218 shares. The weighted average grant-date fair value for the restricted stock awards is $0.25. The weighted average vesting period of the restricted stock awards is 2.0 years. As of March 31, 2019, unrecognized compensation expense related to the unvested portion of the Company’s restricted stock awards was $150,237, which is expected to be recognized over a weighted average period of 1.75 years.

The Company recognizes stock compensation expense generally upon the grant date and over the period of vesting or period that services will be provided. Compensation associated with shares issued or to be issued to consultants and other non-employees is recognized over the expected service period beginning on the measurement date which is generally the time the Company and the service provider enter into a commitment whereby the Company aggress to grant shares in exchange for the services to be provided.

NOTE 9 – STOCKHOLDERS’ EQUITY

Equity Incentive Plan

In connection with the Closing, our board of directors approved, and our stockholders adopted, the 2018 Equity Incentive Plan (the “2018 Plan”) pursuant to which 10 million Company Shares have been reserved for issuance to employees, including officers, directors and consultants. No equity incentive instruments were outstanding at December 31, 2018.